Cohen & Steers Institutional Global Realty Shares, Inc.

280 Park Avenue

New York, NY 10017

May 4, 2016

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Cohen & Steers Institutional Global Realty Shares, Inc. (File Nos. 333-134172; 811-21902)

Ladies and Gentlemen:

On behalf of Cohen & Steers Institutional Global Realty Shares, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that (a) the form of prospectus and Statement of Additional Information (“SAI”) dated May 1, 2016 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 16 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 16 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-16-569018) on April 29, 2016.

If you should have any questions or comments regarding the forgoing, please call the undersigned at
(212) 822-1608.

Sincerely,

/s/ Adithya Attawar

Adithya Attawar